Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2015	Dec. 31, 2014 [1]	Dec. 31, 2013
Preferred Stock, par value (in Dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (Parenthetical) (in Dollars per share)	$ 0	$ 0.001	$ 0.001
Common stock, shares issued	51,345,640	18,341,294	6,555,305
Common stock, shares outstanding	51,345,640	18,341,294	6,555,305

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.